VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 4.1%
Aristocrat Leisure Ltd.	499,944	$10,260,895
China: 18.9%
Bilibili, Inc. (ADR) *	306,086	7,251,177
Kingsoft Corp. Ltd. (HKD)	1,153,800	3,824,005
NetEase, Inc. (ADR)	185,515	13,473,954
Tencent Holdings Ltd. (HKD)	526,600	22,329,462
		46,878,598
France: 1.8%
Ubisoft Entertainment SA *	161,374	4,545,318
Japan: 21.4%
Bandai Namco Holdings, Inc.	176,400	10,997,571
Capcom Co. Ltd. †	237,800	7,550,134
Konami Group Corp.	108,500	4,895,562
Nexon Co. Ltd. †	471,600	10,531,175
Nintendo Co. Ltd.	360,000	15,055,888
Square Enix Holdings Co. Ltd.	85,300	3,938,932
		52,969,262
Poland: 1.3%
CD Projekt SA †	106,658	3,173,615
South Korea: 3.0%
NCSoft Corp. *	20,588	7,354,523
Sweden: 2.0%
Embracer Group AB * †	1,063,684	4,836,182
Taiwan: 5.9%
Micro-Star International Co. Ltd.	1,112,000	4,312,362
	Number of Shares	Value
Taiwan (continued)
Sea Ltd. (ADR) * †	196,563	$10,227,173
		14,539,535
United States: 41.7%
Activision Blizzard, Inc.	217,252	16,630,641
Advanced Micro Devices, Inc. *	253,278	16,404,816
Electronic Arts, Inc.	110,770	13,533,878
GameStop Corp. * †	336,295	6,208,006
NVIDIA Corp.	125,948	18,406,041
Roblox Corp. *	371,150	10,562,929
Take-Two Interactive Software, Inc. *	114,788	11,952,874
Unity Software, Inc. *	335,281	9,585,684
		103,284,869
Total Common Stocks (Cost: $319,733,181)		247,842,797

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Money Market Fund: 1.8% (Cost: $4,491,356)
State Street Navigator Securities Lending Government Money Market Portfolio	4,491,356	4,491,356
Total Investments: 101.9% (Cost: $324,224,537)		252,334,153
Liabilities in excess of other assets: (1.9)%		(4,725,040)
NET ASSETS: 100.0%		$247,609,113

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,887,480.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	69.3%	$171,667,422
Information Technology	19.7	48,708,903
Consumer Discretionary	11.0	27,466,472
	100.0%	$247,842,797
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